Advance to Game Developers, Net - Schedule of Provision for Valuation Allowance Movement (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025	Jul. 31, 2025
Schedule of Provision for Valuation Allowance Movement [Abstract]
Beginning balance	$ (8,115,468)		$ (7,967,665)
Additions	(892,557)		(3,157,669)
Reversals	1,049		10,258
Write-off	8,607,108	$ 3,375,786	3,375,786
Foreign currency translation adjustments	(162,528)		(376,178)
Ending balance	$ (562,396)	$ (8,115,468)	$ (8,115,468)